Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (3,506,807)			$ (3,747,285)
Property, plant and equipment, net	3,091,954			3,290,180
Depreciation expense	600,845	555,125	515,455
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,689			65,081
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,432,824			2,630,431
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,808,356			3,965,870
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	43,239			62,016
Accumulated depreciation	24,420	21,201
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	267,653			314,067
Assets Leased to Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 614,797	$ 597,024